Long-Term Debt (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)
Debt Instrument [Line Items]
Subordinated debt	₨ 149,020.0	$ 2,297.9	₨ 164,204.5
Others	581,969.0	8,974.1	358,109.0
Less: Debt issuance cost	(68.3)	(1.1)	0.0	[1]
Total	₨ 730,920.7	$ 11,270.9	₨ 522,313.5

[1]	The Bank has adopted the provisions of ASU 2015-03- "Interest-Imputation of Interest (subtopic 835-30)", prospectively. Refer to note 2(w)